11. INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
	Three months ended June 30,		Six months ended June 30,
	2014	2013	2014	2013

Current	$3,134	$5,623	$5,491	$10,361
Deferred	(1,367)	(3,664)	(2,698)	(7,790)
Total	$1,767	$1,959	$2,793	$2,571

Schedule of Deferred Tax Assets and Liabilities
	June 30,	December 31,
	2014	2013
	(unaudited)
Current
Deferred income tax assets:
Provision for doubtful accounts	$6,276	$5,334
Accrued liabilities	1,161	907
Tax loss carry forward	1,060	715
Other temporary differences	470	598
Net deferred income tax assets – current	8,967	7,554

Deferred income tax liabilities – current
Unearned income	(1,803)	(2,039)

Net deferred income tax assets – current	$7,164	$5,515

Non-current
Deferred income tax assets:
Accrued liabilities	1,769	1,789
Tax loss carry forward	3,181	2,145
Others	225	192
Deferred income tax assets – non-current	$5,175	$4,126

Schedule of Effective Income Tax Rate Reconciliation
	Three months ended June 30,		Six months ended June 30,
	2014	2013	2014	2013
	(unaudited)	(unaudited)	(unaudited)	(unaudited)

Statutory rate	25.0%	25.0%	25.0%	25.0%
Non-deductible expenses	6.4%	4.8%	39.8%	8.7%
Non-taxable income	(1.6)%	(1.4)%	(0.2)%	(2.4)%
Effect of rate differences in various transportation centers and others	(1.3)%	2.5%	(3.7)%	3.7%
Effective tax rate	28.6%	31.0%	60.9%	35.0%